UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21342

Lehman Brothers First Trust Income Opportunity Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Jonathan Morris
399 Park Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212)526-1614

Date of fiscal year end:	12/31/04

Date of reporting period:	6/30/04

Item 1.           Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1,2003 through June 30,2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersig thereunto duly authorized. (Registrant) Lehman Brothers First Trust Income opportunity Fund

(Registrant)	Lehman Brothers First Trust Income Opportunity Fund

By (Signature and Title)*	/s/ Jonathan Morris
Jonathan Morris, Secretary

Date	July 21,2004

* Print the name and title of each signing officer under his or her signature.